SIGNIFICANT ACCOUNTING POLICIES - CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents
Cash and cash equivalents	$ 16,434	$ 21,464	$ 25,261	$ 14,920	$ 13,459	$ 13,980
Marketable securities
Marketable securities	$ 734	11,577		5,274
Cash,
Cash and cash equivalents
Cash and cash equivalents		111		116
Money market funds
Cash and cash equivalents
Cash and cash equivalents		$ 21,353		$ 14,804